Income taxes - Income tax expense (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Applicable tax rate		26.00%	26.00%
Current tax expense:
Current period		$ 16.3	$ 20.3
Adjustment for prior periods		2.3	6.7
Total current tax		18.6	27.0
Deferred tax expense:
Origination and reversal of temporary differences		(38.0)	(4.4)
Change in unrecognized deductible temporary differences		5.2	1.4
Change in tax rate		0.3	(0.1)
Recognition of previously unrecognized tax losses		(122.4)
Total deferred tax expense		(154.9)	(3.1)
Income tax expense		$ (136.3)	$ 23.9
U.S.
Income Taxes
Applicable tax rate		35.00%
Forecast | U.S.
Income Taxes
Applicable tax rate	21.00%